Information About Non-controlling Interests - Summary of Changes in Ownership Interest on the Equity Attributable to Owners (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [abstract]
Carrying amount of non-controlling interests acquired	₩ 14,702	₩ 1,750	₩ (9,566)
Consideration paid to non-controlling interests	1,095	9,878	484
Excess of consideration paid recognized in parent's equity	₩ 15,797	₩ 11,628	₩ (9,082)